Warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Warrants
Warrants

7.Warrants

On February 22, 2019, we completed a registered rights offering to existing stockholders in which we sold approximately 5,976,000 units at $5.792 per unit, which was the adjusted closing price of our common stock on that date. Each Unit consisted of a share of our common stock and a warrant to purchase an additional share of our stock for $11.76. The warrants have a five-year life and trade on Nasdaq under the symbol EYESW.

On March 6, 2017, we completed a registered rights offering to existing stockholders in which we sold approximately 1,706,000 units at $11.76 per unit, which was the adjusted closing price of our common stock on that date. Each unit consisted of a share of our comm11.76 on stock and a warrant to purchase an additional share of our stock for $11.76. The warrants had a five-year life but were extended to expire in February, 2024 to coincide with the February 22, 2019 warrants.

As a component of the funding underwriting fee of our May 5, 2020 public underwriting offer, we granted 375,000 warrants at an exercise price of $1.25 which expire on May 5, 2025. At March 31, 2022, 10,125 of the warrants are still outstanding.

A summary of warrants activity for the three months ended March 31, 2022 is presented below (in thousands, except per share and contractual life data).

		Weighted	Weighted
		Average	Average
		Exercise	Remaining
	Number of	Price	Contractual
	Shares	Per Share	Life (in Years)
Warrants outstanding as of December 31, 2021	7,691	$11.75	2.21
Issued	—
Exercised	—
Forfeited or expired	—
Warrants outstanding as of March 31, 2022	7,691	$11.75	1.96
Warrants exercisable as of March 31, 2022	7,691	$11.75	1.96

The warrants outstanding as of March 31, 2022 had $2,000  in intrinsic value.

6. Warrants

Underwriter’s Warrant Issued in Public Offering

As a component of the funding underwriting fee of our May 5, 2020 public underwriting offer, we issued 375,000 warrants at an exercise price of $1.25 which expire on May 5, 2025. At December 31, 2021, 10,125 of the warrants are still outstanding. Warrants of 67,125 and 297,750 were exercised on a cash-less basis in 2021 and 2020 respectively, resulting in the issuance of 44,482 and 95,434 shares, respectively, of common stock.

Warrants Issued in Rights Offerings

On February 22, 2019, we completed a registered rights offering to existing stockholders in which we sold approximately 5,976,000 units at $5.792 per unit, which was the adjusted closing price of our common stock on that date. Each Unit consisted of a share of our common stock and a warrant to purchase an additional share of our stock for $11.76. The warrants have a five-year life and trade on Nasdaq under the symbol EYESW.

On March 6, 2017, we completed a registered rights offering to existing stockholders in which we sold approximately 1,706,000 units at $11.76 per unit, which was the adjusted closing price of our common stock on that date. Each unit consisted of a share of our comm11.76 on stock and a warrant to purchase an additional share of our stock for $11.76. The warrants had a five-year life but were extended to expire in February, 2024 to coincide with the February 22, 2019 warrants.

A summary of warrant activity for the years ended December 31, 2021 and 2020 is presented below (in thousands, except per share and contractual life data):

			Weighted Average
			Remaining
		Weighted Average	Contractual Life
	Number of Shares	Exercise Price	(in Years)
Warrants outstanding at December 31, 2019	7,682	11.76
Granted	375	1.25
Exercised	(298)	1.25
Forfeited or expired	—	—
Warrants outstanding at December 31, 2020	7,759	11.66
Granted	—	—
Exercised	(68)	1.25
Forfeited or expired	—	—
Warrants outstanding at December 31, 2021	7,691	11.75	2.21
Warrants exercisable at December 31, 2021	7,691	11.75	2.21

Warrants exercisable at December 31, 2021 had $4,000 in intrinsic value.